Interim Condensed Consolidated Balance Sheets ¥ in Millions, $ in Millions	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 20,349	$ 2,880	¥ 33,443
Restricted cash	1,528	216	996
Short-term investments	132,174	18,708	112,924
Accounts receivable, net of allowance of RMB928 and RMB1,319 (US$187) as of December 31, 2019 and June 30, 2020, respectively	6,706	949	7,416
Amounts due from related parties	1,637	232	1,594
Other current assets, net	9,654	1,366	9,189
Total current assets	172,048	24,351	165,562
Non-current assets:
Fixed assets, net	16,894	2,391	18,311
Licensed copyrights, net	5,743	813	6,287
Intangible assets, net	1,633	231	1,600
Goodwill	18,767	2,656	18,250
Long-term investments, net	68,625	9,713	69,410
Amounts due from related parties	3,585	507	3,564
Deferred tax assets, net	1,399	198	2,193
Operating lease right-of-use assets	7,352	1,041	7,332
Other non-current assets	8,422	1,193	8,807
Total non-current assets	132,420	18,743	135,754
Total assets	304,468	43,094	301,316
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB24,692 and RMB24,976 (US$3,535) as of December 31, 2019 and June 30, 2020, respectively)
Short-term loans	3,619	512	2,618
Accounts payable and accrued liabilities	31,986	4,527	32,701
Customer deposits and deferred revenue	11,601	1,642	11,062
Deferred income	507	72	529
Long-term loans, current portion	7,506	1,062	737
Notes payable, current portion	0	0	5,219
Amounts due to related parties	2,850	403	2,231
Operating lease liabilities	2,379	337	2,283
Total current liabilities	60,448	8,555	57,380
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB6,295 and RMB6,150 (US$870) as of December 31, 2019 and June 30, 2020, respectively):
Deferred income	44	6	17
Deferred revenue	756	107	1,009
Amounts due to related parties	3,853	545	3,846
Long-term loans	887	126	7,804
Notes payable	45,681	6,466	38,090
Convertible senior notes	12,694	1,797	12,297
Deferred tax liabilities	3,511	497	3,273
Operating lease liabilities	4,404	623	4,486
Other non-current liabilities	394	57	299
Total non-current liabilities	72,224	10,224	71,121
Total liabilities	132,672	18,779	128,501
Redeemable noncontrolling interests	1,173	166	1,109
Equity
Ordinary shares, value
Additional paid-in capital	41,751	5,909	38,714
Retained earnings	124,398	17,607	126,268
Accumulated other comprehensive loss	(1,640)	(232)	(1,383)
Total Baidu, Inc. shareholders' equity	164,509	23,284	163,599
Noncontrolling interests	6,114	865	8,107
Total equity	170,623	24,149	171,706
Total liabilities, redeemable noncontrolling interests and equity	¥ 304,468	$ 43,094	¥ 301,316